Earnings Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Common Share
EARNINGS PER COMMON SHARE

2. EARNINGS PER COMMON SHARE

Basic earnings per common share is computed as net income available to common shareholders divided by the weighted average number of common shares outstanding during the period.

Diluted earnings per common share is computed using the weighted-average number of shares determined for the basic earnings per common share computation plus the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock using the treasury stock method. Outstanding stock options issued by the Company represent the only dilutive effect reflected in diluted weighted average shares.

The following table illustrates the computation of basic and diluted earnings per share:

	Three Months Ended March 31,
	2015		2014
	Amount	Per Share Amount	Amount	Per Share Amount
	(Amounts in thousands, except per share amounts)

Net income	$4,649		$3,488

Basic:
Weighted average shares outstanding	26,176	$0.18	20,775	$0.17

Diluted:
Add incremental shares for:
Effect of dilutive securities - options	183		132
Total	26,359	$0.18	20,907	$0.17

2. EARNINGS PER COMMON SHARE

The following table illustrates the computation of basic and diluted earnings per share:

	Year Ended December 31,
	2014		2013		2012
	Amount	Per Share Amount	Amount	Per Share Amount	Amount	Per Share Amount
	(Amounts in thousands, except per share amounts)

Net income	$14,742		$12,610		$8,535

Basic:
Weighted average shares outstanding	22,625	$0.65	20,748	$0.61	19,382	$0.44

Diluted:
Add incremental shares for:
Effect of dilutive securities - options	290		132		23
Total	22,915	$0.64	20,880	$0.60	19,405	$0.44